Short-Term Investments - Summary Of Short-Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Cash and Cash Equivalents [Abstract]
Time deposits	¥ 19,591,302		¥ 8,382,103
Trading securities	2,043,340		349,092
Total Short-term investments	¥ 21,634,642	$ 3,394,947	¥ 8,731,195